SEGMENT REPORTING - Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
SEGMENT REPORTING
Assets	¥ 30,301,584	$ 4,324,905	¥ 23,125,926
PRC Segment
SEGMENT REPORTING
Total long-lived assets	13,550,932	1,934,107	10,887,651
Assets	¥ 29,480,222	$ 4,207,673	¥ 21,591,523